Consolidated Balance Sheet - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets [Abstract]
Cash and central bank balances	€ 166,232	€ 137,592
Interbank balances (w/o central banks)	10,159	9,636
Central bank funds sold and securities purchased under resale agreements	7,504	13,801
Securities borrowed	13	428
Financial assets at fair value through profit or loss [Abstract]
Trading assets	116,959	110,875
Positive market values from derivative financial instruments	372,912	332,931
Non-trading financial assets mandatory at fair value through profit and loss	81,816	86,901
Financial assets designated at fair value through profit or loss	384	7
Total financial assets at fair value through profit or loss	572,070	530,713
Financial assets at fair value through other comprehensive income	46,233	45,503
Equity method investments	949	929
Loans at amortized cost	436,759	429,841
Property and equipment	4,816	4,930
Goodwill and other intangible assets	6,900	7,029
Other assets	148,364	110,359
Assets for current tax	1,082	926
Deferred tax assets	5,989	5,986
Total assets	1,407,071	1,297,674
Liabilities and equity [Abstract]
Deposits	572,785	572,208
Central bank funds purchased and securities sold under repurchase agreements	6,959	3,115
Securities loaned	1,156	259
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities	43,503	37,065
Negative market values from derivative financial instruments	355,679	316,506
Financial liabilities designated at fair value through profit or loss	54,060	50,332
Investment contract liabilities	506	544
Total financial liabilities at fair value through profit or loss	453,749	404,448
Other short-term borrowings	4,116	5,218
Other liabilities	147,134	107,964
Provisions	2,552	2,622
Liabilities for current tax	767	651
Deferred tax liabilities	653	545
Long-term debt	153,080	136,473
Trust preferred securities	1,348	2,013
Total liabilities	1,344,300	1,235,515
Common shares, no par value, nominal value of EUR 2.56	5,291	5,291
Additional paid-in capital	40,484	40,505
Retained earnings	9,427	9,644
Common shares in treasury, at cost	(56)	(4)
Accumulated other comprehensive income (loss), net of tax	151	421
Total shareholders equity	55,297	55,857
Additional equity components	5,826	4,665
Noncontrolling interests	1,648	1,638
Total equity	62,771	62,160
Total liabilities and equity	€ 1,407,071	€ 1,297,674